Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2011 (shares in thousands):

Authorized share repurchase programs	$4,500
Share repurchase cost	$3,641
Share repurchase fees	$6
Number of shares repurchased	282,036

In January 2012, the Board of Directors authorized an additional $500 million in share repurchase bringing the total authorization to $5 billion.

Schedule of Common and Treasury Stock Changes [Table Text Block]
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2008	864,777	—
Stock based compensation plans, net	4,604	—
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 14 - Employee Benefits Plans for additional information.

Stock-based Compensantion Expense, Tax Effect [Table Text Block]	Stock-based compensation expense was as follows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation expense, pre-tax	$123	$123	$85
Income tax benefit recognized in earnings	47	47	33

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the activity for RSUs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	32,431	$8.68	25,127	$10.18	14,037	$15.43
Granted	8,035	10.66	11,845	8.56	15,268	6.69
Vested	(5,225)	11.64	(3,671)	18.22	(3,764)	15.17
Cancelled	(1,457)	8.57	(870)	10.36	(414)	13.94
Outstanding at December 31	33,784	8.70	32,431	8.68	25,127	10.18

Schedule of Share-based Compensation, RSUs, Vested, Intrinsic Value [Table Text Block]

	Year Ended December 31,
Vested Restricted Stock Units	2011	2010	2009
Total intrinsic value of vested RSUs	$56	$31	$19
Tax benefit realized for vested RSUs tax deductions	22	10	6

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]
A summary of the activity for PSs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,771	$9.78	4,874	$15.49	7,378	$15.39
Granted	4,852	10.42	5,364	8.10	718	15.17
Vested	(1,587)	12.84	(1,566)	18.48	(3,075)	15.17
Cancelled	(1,273)	12.79	(901)	15.51	(147)	15.52
Outstanding at December 31	9,763	9.21	7,771	9.78	4,874	15.49

At December 31, 2011, the aggregate intrinsic value of PSs outstanding was $78. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs was as follows:

	Year Ended December 31,
Vested Performance Shares	2011	2010	2009
Total intrinsic value of vested PSs	$17	$12	$15
Tax benefit realized for vested PSs tax deductions	6	5	6

Share-based Compensation, Stock Option Assumptions, ACS Acquisition [Table Text Block]
The options generally expire 10 years from date of grant. 42,136 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2011.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term - in Years	0.75	4.2

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table provides information relating to the status of, and changes in, outstanding stock options (stock options in thousands):

	2011		2010		2009
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	71,038	$8.00	28,363	$10.13	45,185	$15.49
Granted - ACS acquisition	—	—	96,662	6.79	—	—
Canceled/Expired	(14,889)	8.38	(2,735)	7.33	(16,676)	24.68
Exercised	(6,079)	8.21	(51,252)	6.92	(146)	5.88
Outstanding at December 31	50,070	6.98	71,038	8.00	28,363	10.13

Exercisable at December 31	39,987	7.14	57,985	8.38	28,363	10.13

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Information relating to options outstanding and exercisable at December 31, 2011 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$119	$102
Weighted-average remaining contractual life in years	4.3	3.5

Share-based Compensation, Vested Stock Options Exercised, Period Activity [Table Text Block]
The following table provides information relating to stock option exercises:

	Year Ended December 31,
	2011	2010	2009
Total intrinsic value of stock options	$18	$155	$—
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	7	56	—